CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jun. 30, 2020	Jun. 30, 2019
Current
Cash and cash equivalents	$ 647,739	$ 71,849
Prepaid expenses and deposits	188,674	427,894
Inventory (Note 9)	118,682	0
Harmonized sales tax receivable	27,118	0
Other deposits - current portion (Note 22(d))	74,450	0
Total current assets	1,056,663	499,743
Other investment (Note 6)	0	500,000
Other deposit (Note 22(d))	330,764	0
Right-of-use assets (Note 7)	2,539,670	0
Property and equipment, net (Note 8)	4,979,813	3,645,389
Intangible assets (Note 11)	5,243,967	0
Licenses (Note 12)	542,912	0
Total assets	14,693,789	4,645,132
Current
Accounts payable and accrued liabilities	2,800,206	1,371,386
Mortgage payable (Note 14)	766,531	657,633
Debenture unit deposits (Note 16)	0	594,889
Convertible debentures (Note 17)	381,678	0
Deferred tax liability	4,939	0
Lease liability (Note 13)	253,205	0
Promissory notes payable (Note 11)	1,314,427	1,112,194
Total current liabilities	5,520,986	3,736,102
Promissory notes payable (Note 15)	566,835	0
Lease liability (Note 13)	2,329,279	0
Convertible debentures (Note 17)	0	546,460
Total liabilities	8,417,100	4,282,562
SHAREHOLDERS' EQUITY
Share capital (Note 18)	19,697,180	14,636,828
Contingently issuable shares (Note 18)	2,040,000	0
Shares to be issued (Note 18)	510,000	0
Contributed surplus	6,709,782	5,226,156
Equity portion of convertible debentures	862,913	62,498
Accumulated deficit	(24,159,690)	(19,570,801)
Accumulated other comprehensive income	(41,599)	7,889
Total shareholders' equity attributable to Cordova shareholders	5,618,586	362,570
Non-controlling interest	658,103	0
Total equity	6,276,689	362,570
Total liabilities and shareholders' equity	$ 14,693,789	$ 4,645,132